Share-based Payments - Disclosure of weighted average exercise prices for options outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2022 shares $ / shares
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares)	17,793,881	13,414,118	10,916,086	8,472,827	17,793,881
Weighted-average exercise price (in dollars per share) | £ / shares	£ 2.31	£ 2.58	£ 1.81	£ 1.16
Weighted average remaining contractual life of outstanding share options (in years)	8 years 10 days	8 years 3 months 14 days	8 years 4 months 17 days	8 years 6 months 18 days
Alivio
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares)		0	3,888,168	3,698,244
Entrega
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares)	344,500	349,500	962,000	972,000	344,500
Weighted-average exercise price (in dollars per share) | $ / shares					$ 1.91
Weighted average remaining contractual life of outstanding share options (in years)	4 years 11 months 1 day
Follica
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares)	2,776,120	2,686,120	1,309,040	1,309,040	2,776,120
Weighted-average exercise price (in dollars per share) | $ / shares					$ 1.41
Weighted average remaining contractual life of outstanding share options (in years)	6 years 4 months 17 days
Sonde
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares)	0	2,049,004	2,192,834	1,829,004	0
Vedanta
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares)	1,824,576	1,991,637	1,741,888	1,450,100	1,824,576
Weighted-average exercise price (in dollars per share) | $ / shares					$ 15.89
Weighted average remaining contractual life of outstanding share options (in years)	6 years 10 months 17 days